Business Combinations - Schedule of Assets and Liabilities Acquired at Fair Value (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2024	Oct. 31, 2023	Apr. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	[1]	R$ 31,508
Trade and other receivables	[1]	97,203
Inventories	[1]	18,360
Other assets	[1]	49,194
Non-Current assets
Other assets	[1]	175,521
Property, Plant and Equipment	[1]	94,660
Intangible assets	[1]	523
Goodwill	[1]	213,123
Separately Identified Intangibles	[1]	900
Added Value of Fixed Assets	[1]	2,699
Current liabilities
Trade and other payables	[1]	(69,218)
Loans and Financing	[1]	(9,765)
Employee benefits	[1]	(9,487)
Current income tax payable	[1]	(19,248)
Other liabilities	[1]	(90,053)
Non-current liabilities
Loans and Financing	[1]	(19,131)
Other liabilities	[1]	(91,134)
Deferred taxes on Added Value	[1]	(1,224)
Attributable to the non-controlling Shareholders of the Company	[1]	(1,278)
Total identifiable net assets	[1]	373,153
Total amount of the consideration transferred	[1]	733,604
(-) Cash acquired	[1]	(31,508)
Assumed amount of the obligation to pay		(285,206)	[1]	R$ (49,676)
Cash paid, net of cash received	[1]	416,890
Primary	[1]	1,500
Secondary	[1]	363,844
Non-cash value	[1]	368,260
Total amount of consideration transferred	[1]	733,604
Primary
Secondary	[1]	(285,206)
Non-cash value
Assumed value of the obligation to pay		(285,206)	[1]	R$ (49,676)
Total amount of the consideration transferred, Net	[1]	733,604
Total amount of identifiable net liabilities	[1]	(351,552)
Goodwill paid resulting from expected future profitability		382,052	[1]				R$ 508,174
Girassol Apoio Marítimo Ltda [Member]
Current assets
Cash and cash equivalents	[1]	1,526
Trade and other receivables	[1]	1,501
Inventories	[1]	50
Other assets	[1]	112
Non-Current assets
Other assets	[1]	943
Property, Plant and Equipment	[1]	3,425
Intangible assets	[1]	25
Goodwill	[1]
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]	(122)
Loans and Financing	[1]	(47)
Employee benefits	[1]	(950)
Current income tax payable	[1]	(160)
Other liabilities	[1]	(450)
Non-current liabilities
Loans and Financing	[1]
Other liabilities	[1]	(55)
Deferred taxes on Added Value	[1]
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	5,798
Total amount of the consideration transferred	[1]	10,345
(-) Cash acquired	[1]	(1,526)
Assumed amount of the obligation to pay	[1]	(5,173)
Cash paid, net of cash received	[1]	3,646
Primary	[1]
Secondary	[1]	10,345
Non-cash value	[1]
Total amount of consideration transferred	[1]	10,345
Primary
Secondary	[1]	(5,173)
Non-cash value
Assumed value of the obligation to pay	[1]	(5,173)
Total amount of the consideration transferred, Net	[1]	10,345
Total amount of identifiable net liabilities	[1]	(4,638)
Goodwill paid resulting from expected future profitability	[1]	R$ 5,707
Percentage acquired	[1]	60.00%
EKMAN - Serviços Ambientais e Oceanograficos Ltda [Member]
Current assets
Cash and cash equivalents	[1]	R$ 2,924
Trade and other receivables	[1]	425
Inventories	[1]
Other assets	[1]	7
Non-Current assets
Other assets	[1]
Property, Plant and Equipment	[1]	490
Intangible assets	[1]	8
Goodwill	[1]
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]
Loans and Financing	[1]
Employee benefits	[1]	(2)
Current income tax payable	[1]	(290)
Other liabilities	[1]	(1,332)
Non-current liabilities
Loans and Financing	[1]
Other liabilities	[1]
Deferred taxes on Added Value	[1]
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	2,230
Total amount of the consideration transferred	[1]	6,170
(-) Cash acquired	[1]	(2,924)
Assumed amount of the obligation to pay	[1]	(4,134)
Cash paid, net of cash received	[1]	(888)
Primary	[1]
Secondary	[1]	6,170
Non-cash value	[1]
Total amount of consideration transferred	[1]	6,170
Primary
Secondary	[1]	(4,134)
Non-cash value
Assumed value of the obligation to pay	[1]	(4,134)
Total amount of the consideration transferred, Net	[1]	6,170
Total amount of identifiable net liabilities	[1]	(1,338)
Goodwill paid resulting from expected future profitability	[1]	R$ 4,832
Percentage acquired	[1]	100.00%
Plimsoll Serviços Ltda [Member]
Current assets
Cash and cash equivalents	[1]	R$ 8,420
Trade and other receivables	[1]	4,664
Inventories	[1]
Other assets	[1]	753
Non-Current assets
Other assets	[1]
Property, Plant and Equipment	[1]	1,894
Intangible assets	[1]
Goodwill	[1]
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]	(1,677)
Loans and Financing	[1]	(525)
Employee benefits	[1]	(924)
Current income tax payable	[1]	(3,283)
Other liabilities	[1]	(5,581)
Non-current liabilities
Loans and Financing	[1]
Other liabilities	[1]
Deferred taxes on Added Value	[1]
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	3,741
Total amount of the consideration transferred	[1]	29,357
(-) Cash acquired	[1]	(8,420)
Assumed amount of the obligation to pay	[1]	(14,679)
Cash paid, net of cash received	[1]	6,258
Primary	[1]
Secondary	[1]	29,357
Non-cash value	[1]
Total amount of consideration transferred	[1]	29,357
Primary
Secondary	[1]	(14,679)
Non-cash value
Assumed value of the obligation to pay	[1]	(14,679)
Total amount of the consideration transferred, Net	[1]	29,357
Total amount of identifiable net liabilities	[1]	(1,908)
Goodwill paid resulting from expected future profitability	[1]	R$ 27,449
Percentage acquired	[1]	60.00%
DFA Contracting Ltd [Member]
Current assets
Cash and cash equivalents	[1]	R$ 9,597
Trade and other receivables	[1]	13,474
Inventories	[1]
Other assets	[1]	517
Non-Current assets
Other assets	[1]
Property, Plant and Equipment	[1]	9,096
Intangible assets	[1]
Goodwill	[1]
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]	2,699
Current liabilities
Trade and other payables	[1]	(1,371)
Loans and Financing	[1]
Employee benefits	[1]
Current income tax payable	[1]
Other liabilities	[1]	(16)
Non-current liabilities
Loans and Financing	[1]	(1,258)
Other liabilities	[1]	(11,081)
Deferred taxes on Added Value	[1]	(918)
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	20,739
Total amount of the consideration transferred	[1]	52,084
(-) Cash acquired	[1]	(9,597)
Assumed amount of the obligation to pay	[1]	(17,166)
Cash paid, net of cash received	[1]	25,321
Primary	[1]
Secondary	[1]	52,084
Non-cash value	[1]
Total amount of consideration transferred	[1]	52,084
Primary
Secondary	[1]	(17,166)
Non-cash value
Assumed value of the obligation to pay	[1]	(17,166)
Total amount of the consideration transferred, Net	[1]	52,084
Total amount of identifiable net liabilities	[1]	(20,739)
Goodwill paid resulting from expected future profitability	[1]	R$ 31,345
Percentage acquired		70.00%	[1]			100.00%
Solucao Ambiental Engenharia Participacoes e Negocios Ltda [Member]
Current assets
Cash and cash equivalents	[1]	R$ 1,953
Trade and other receivables	[1]	9,023
Inventories	[1]	8,965
Other assets	[1]	5,437
Non-Current assets
Other assets	[1]	103
Property, Plant and Equipment	[1]	29,210
Intangible assets	[1]	94
Goodwill	[1]
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]	(1,534)
Loans and Financing	[1]	(6,279)
Employee benefits	[1]	(979)
Current income tax payable	[1]	(2,511)
Other liabilities	[1]	(17,445)
Non-current liabilities
Loans and Financing	[1]	(4,723)
Other liabilities	[1]	(99)
Deferred taxes on Added Value	[1]
Attributable to the non-controlling Shareholders of the Company	[1]	(1,278)
Total identifiable net assets	[1]	19,937
Total amount of the consideration transferred	[1]	55,601
(-) Cash acquired	[1]	(1,953)
Assumed amount of the obligation to pay	[1]	(34,286)
Cash paid, net of cash received	[1]	19,362
Primary	[1]
Secondary	[1]	55,601
Non-cash value	[1]
Total amount of consideration transferred	[1]	55,601
Primary
Secondary	[1]	(34,286)
Non-cash value
Assumed value of the obligation to pay	[1]	(34,286)
Total amount of the consideration transferred, Net	[1]	55,601
Total amount of identifiable net liabilities	[1]	(10,167)
Goodwill paid resulting from expected future profitability	[1]	R$ 45,434
Percentage acquired	[1]	70.00%
Zenith Maritima Eireli [Member]
Current assets
Cash and cash equivalents	[1]	R$ 473
Trade and other receivables	[1]	492
Inventories	[1]
Other assets	[1]	427
Non-Current assets
Other assets	[1]	114
Property, Plant and Equipment	[1]	1,075
Intangible assets	[1]	369
Goodwill	[1]
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]	(59)
Loans and Financing	[1]
Employee benefits	[1]	(396)
Current income tax payable	[1]	(134)
Other liabilities	[1]	(20)
Non-current liabilities
Loans and Financing	[1]	(229)
Other liabilities	[1]	(49)
Deferred taxes on Added Value	[1]
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	2,063
Total amount of the consideration transferred	[1]	1,009
(-) Cash acquired	[1]	(473)
Assumed amount of the obligation to pay	[1]	(673)
Cash paid, net of cash received	[1]	(137)
Primary	[1]
Secondary	[1]	1,009
Non-cash value	[1]
Total amount of consideration transferred	[1]	1,009
Primary
Secondary	[1]	(673)
Non-cash value
Assumed value of the obligation to pay	[1]	(673)
Total amount of the consideration transferred, Net	[1]	1,009
Total amount of identifiable net liabilities	[1]	(1,238)
Goodwill paid resulting from expected future profitability	[1]	(229)
Unidroid Robotica Do Brasil Ltda [Member]
Current assets
Cash and cash equivalents	[1]	1,020
Trade and other receivables	[1]
Inventories	[1]	1,789
Other assets	[1]	234
Non-Current assets
Other assets	[1]	1,501
Property, Plant and Equipment	[1]	89
Intangible assets	[1]
Goodwill	[1]
Separately Identified Intangibles	[1]	900
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]	(7)
Loans and Financing	[1]
Employee benefits	[1]
Current income tax payable	[1]
Other liabilities	[1]	(11)
Non-current liabilities
Loans and Financing	[1]
Other liabilities	[1]	(2,731)
Deferred taxes on Added Value	[1]	(306)
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	2,478
Total amount of the consideration transferred	[1]	4,500
(-) Cash acquired	[1]	(1,020)
Assumed amount of the obligation to pay	[1]	(3,000)
Cash paid, net of cash received	[1]	480
Primary	[1]	1,500
Secondary	[1]	3,000
Non-cash value	[1]
Total amount of consideration transferred	[1]	4,500
Primary
Secondary	[1]	(3,000)
Non-cash value
Assumed value of the obligation to pay	[1]	(3,000)
Total amount of the consideration transferred, Net	[1]	4,500
Total amount of identifiable net liabilities	[1]	(1,264)
Goodwill paid resulting from expected future profitability	[1]	3,236
Smr Socorro Médico E Resgate Ltda [Member]
Current assets
Cash and cash equivalents	[1]	3,240
Trade and other receivables	[1]	6,705
Inventories	[1]	912
Other assets	[1]	355
Non-Current assets
Other assets	[1]	4,985
Property, Plant and Equipment	[1]	7,766
Intangible assets	[1]	16
Goodwill	[1]
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]	(1,742)
Loans and Financing	[1]	(635)
Employee benefits	[1]	(4,245)
Current income tax payable	[1]	(2,629)
Other liabilities	[1]	(1,155)
Non-current liabilities
Loans and Financing	[1]	(370)
Other liabilities	[1]	(1,515)
Deferred taxes on Added Value	[1]
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	11,688
Total amount of the consideration transferred	[1]	45,243
(-) Cash acquired	[1]	(3,240)
Assumed amount of the obligation to pay	[1]	(45,243)
Cash paid, net of cash received	[1]	(3,240)
Primary	[1]
Secondary	[1]	45,243
Non-cash value	[1]
Total amount of consideration transferred	[1]	45,243
Primary
Secondary	[1]	(45,243)
Non-cash value
Assumed value of the obligation to pay	[1]	(45,243)
Total amount of the consideration transferred, Net	[1]	45,243
Total amount of identifiable net liabilities	[1]	(8,182)
Goodwill paid resulting from expected future profitability	[1]	37,061
Ssmr Saude Ocupacional Ltda Epp [Member]
Current assets
Cash and cash equivalents	[1]	793
Trade and other receivables	[1]	1,481
Inventories	[1]	126
Other assets	[1]	112
Non-Current assets
Other assets	[1]	548
Property, Plant and Equipment	[1]	7,138
Intangible assets	[1]
Goodwill	[1]
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]	(179)
Loans and Financing	[1]	(848)
Employee benefits	[1]	(1,272)
Current income tax payable	[1]	(594)
Other liabilities	[1]	(2)
Non-current liabilities
Loans and Financing	[1]
Other liabilities	[1]	(5)
Deferred taxes on Added Value	[1]
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	7,298
Total amount of the consideration transferred	[1]	6,770
(-) Cash acquired	[1]	(793)
Assumed amount of the obligation to pay	[1]	(6,770)
Cash paid, net of cash received	[1]	(793)
Primary	[1]
Secondary	[1]	6,770
Non-cash value	[1]
Total amount of consideration transferred	[1]	6,770
Primary
Secondary	[1]	(6,770)
Non-cash value
Assumed value of the obligation to pay	[1]	(6,770)
Total amount of the consideration transferred, Net	[1]	6,770
Total amount of identifiable net liabilities	[1]	(5,109)
Goodwill paid resulting from expected future profitability	[1]	1,661
Ssr Servicos De Seguranca E Resgate Ltda Epp [Member]
Current assets
Cash and cash equivalents	[1]	882
Trade and other receivables	[1]	1,153
Inventories	[1]	270
Other assets	[1]	1,535
Non-Current assets
Other assets	[1]	440
Property, Plant and Equipment	[1]	6,453
Intangible assets	[1]	11
Goodwill	[1]
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]	(218)
Loans and Financing	[1]	(1,431)
Employee benefits	[1]	(749)
Current income tax payable	[1]	(384)
Other liabilities	[1]	(143)
Non-current liabilities
Loans and Financing	[1]	(4,752)
Other liabilities	[1]	(2,363)
Deferred taxes on Added Value	[1]
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	704
Total amount of the consideration transferred	[1]	15,766
(-) Cash acquired	[1]	(882)
Assumed amount of the obligation to pay	[1]	(15,766)
Cash paid, net of cash received	[1]	(882)
Primary	[1]
Secondary	[1]	15,766
Non-cash value	[1]
Total amount of consideration transferred	[1]	15,766
Primary
Secondary	[1]	(15,766)
Non-cash value
Assumed value of the obligation to pay	[1]	(15,766)
Total amount of the consideration transferred, Net	[1]	15,766
Total amount of identifiable net liabilities	[1]	(493)
Goodwill paid resulting from expected future profitability	[1]	15,273
1653395 Alberta Ltd [Member]
Current assets
Cash and cash equivalents	[1]	680
Trade and other receivables	[1]	58,285
Inventories	[1]	6,248
Other assets	[1]	39,705
Non-Current assets
Other assets	[1]	166,887
Property, Plant and Equipment	[1]	28,024
Intangible assets	[1]
Goodwill	[1]	213,123
Separately Identified Intangibles	[1]
Added Value of Fixed Assets	[1]
Current liabilities
Trade and other payables	[1]	(62,309)
Loans and Financing	[1]
Employee benefits	[1]	30
Current income tax payable	[1]	(9,263)
Other liabilities	[1]	(63,898)
Non-current liabilities
Loans and Financing	[1]	(7,799)
Other liabilities	[1]	(73,236)
Deferred taxes on Added Value	[1]
Attributable to the non-controlling Shareholders of the Company	[1]
Total identifiable net assets	[1]	296,477
(-) Cash acquired	[1]	(680)
Percentage acquired					100.00%
Alberta Ltd [Member]
Current assets
Cash and cash equivalents	[1]	680
Non-current liabilities
Total amount of the consideration transferred	[1]	506,759
(-) Cash acquired	[1]	(680)
Assumed amount of the obligation to pay	[1]	(138,316)
Cash paid, net of cash received	[1]	367,763
Primary	[1]
Secondary	[1]	138,499
Non-cash value	[1]	368,260
Total amount of consideration transferred	[1]	506,759
Primary
Secondary	[1]	(138,316)
Non-cash value
Assumed value of the obligation to pay	[1]	(138,316)
Total amount of the consideration transferred, Net	[1]	506,759
Total amount of identifiable net liabilities	[1]	(296,476)
Goodwill paid resulting from expected future profitability	[1]	R$ 210,283

[1]	On the acquisition date, although the Company assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have an interim report. The goodwill for expected future profitability in 2023 was R$ 382,052 (R$ 508,174 in 2022).